Goodwill - Summary of Goodwill (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at the beginning	₨ 6,733.2	$ 103.3	₨ 7,598.0
Classified as held for sale	(5,579.1)	(85.6)
Impairment			(142.5)
Currency translation differences	10.4	0.2	(722.3)
Balance at the end	₨ 1,164.5	$ 17.9	₨ 6,733.2